Effect of Derivative Instruments on Statements of operation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Noncontrolling interest - Artisan Partners Holdings (Effective Portion)			$ 6,434		$ 15,313
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	(69)		(1,933)		866
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Noncontrolling interest - Artisan Partners Holdings into Income (Effective Portion)			(6,884)		(14,277)
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Noncontrolling interest - Artisan Partners Holdings (Effective Portion)			304	[1]
Not Designated as Hedging Instrument | Interest Rate Swap | Unrealized Gain Loss On Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	(69)	[1]	(1,933)	[1]
Not Designated as Hedging Instrument | Interest Rate Swap | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Noncontrolling interest - Artisan Partners Holdings into Income (Effective Portion)			(745)	[1]
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Noncontrolling interest - Artisan Partners Holdings (Effective Portion)			6,130		15,617
Designated as Hedging Instrument | Interest Rate Swap | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Noncontrolling interest - Artisan Partners Holdings into Income (Effective Portion)			(6,139)		(14,277)
Designated as Hedging Instrument | Interest Rate Swap | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Noncontrolling interest - Artisan Partners Holdings (Effective Portion)					(304)
Designated as Hedging Instrument | Interest Rate Swap | Forward Contracts | Unrealized Gain Loss On Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)					$ 866

[1]	On December 14, 2011 Artisan discontinued the hedge accounting relationship under FASB ASC 815-20 for the interest rate swap with a start date of July 1, 2011.